FORM 13F

Report for the Calendar Year or Quarter
Ended: September 30, 2009

This Amendment (Check only one.):
   is a restatement
x  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Kahn Brothers Group, Inc.

Address: 555 Madison Ave., 22nd Floor, NY, NY, 10022

Form 13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:
Name: Kenneth Rodwogin
Title: Vice President
Phone: (212) 980-5050

Signature, Place, and Date of Signing:

[Signature]/s/ Kenneth Rodwogin

[City, State]  New York, NY

[Date] November 6, 2009

Report Type (Check only one.):

  13F HOLDINGS REPORT. (Check here if
all holdings of this reporting manager
are reported in this report.)   X
  13F NOTICE. (Check here if no holdings
reported are in this report, and all
holdings are reported by other
reporting manager(s).









FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
NONE


Form 13F Information Table Entry Total:
60

Form 13F Information Table Value Total:
$444,835,813

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


 KAHN BROTHERS GROUP, INC.
 FORM 13F
 September 30, 2009
                                                                  INVEST  VOTING
                                             MARKET               DISCR.   AUTH.
SECURITY                CLASS   CUSIP        VALUE       QTY      SOLE     NONE

COMMON STOCK

AIRBORNE INC.		COM	9269101  	  147,915	   42,750   x      42,750
AMERICAN NAT'L INS. CO	COM  	23645104  	  408,278	    4,792   x       4,792
AMERICAN TEL & TEL    	COM  	030177109 	1,053,764	   39,014   x      39,014
ASTORIA FIN'L         	COM  	46265104	  327,822	   29,694   x      29,694
AUDIOVOX CORP.        	COM  	50757103   13,711,200  	2,001,635   x   2,001,635
AMBAC FIN'L			COM	23139108	  168,000	  100,000	x	100,000
ASTEC INDUST		COM	46224101	2,012,130	   79,000	x	 79,000
BANK OF AMERICA		COM	60505104	  679,237	   40,144  	x      40,144
BRISTOL MYERS SQUIBB	COM  	110122108  39,142,053	1,738,102  	x   1,738,102
CFS BANCORP			COM 	12525D102	  746,016	  159,405  	x     159,405
CITIGROUP, INC		COM  	172967101  11,125,669	2,298,692  	x   2,298,692
CHEVRONTEXCO CORP.	COM  	166764100	2,178,259	   30,298	x      30,298
COMCAST CL. A		COM	20030N101	2,092,954	  123,990  	x     123,990
CTM MEDIA CL A		COM	22944D104	  144,645	  241,075	x	241,075
CTM MEDIA CL A		COM	22944D203	    7,629	   12,716	x	 12,716
DELMONTE FOODS		COM 	24522P103	  138,960	   12,000	x      12,000
DIME COMM.BANC		COM  	253922108	5,071,348	  443,687  	x     443,687
EXXON MOBIL CORP		COM  	30231G102	1,324,996	   19,312  	x      19,312
FIRST PLACE FIN'L		COM  	33610T109      54,002	   18,306  	x      18,306
FIRST NIAGARA FIN'L	COM	33582V108  11,219,728	  909,954	x     909,954
FLUSHING FINANCIAL CORP	COM  	343873105   7,947,715	  697,068 	x     697,068
GENERAL ELECTRIC		COM	369604103	  333,326	   20,300	x	 20,300
HOLOGIC              	COM 	436440101  21,672,412	1,326,341  	x   1,326,341
IBM                    	COM  	459200101   2,142,813      17,915 	x      17,915
IDT CORP.              	COM  	448947101   2,131,061	  717,286  	x     717,286
IDT CORP. CL. B		COM  	448847309	  114,099      38,160	x      38,160
KANSAS CITY SOUTHERN   	COM  	485170302	  297,880      11,245 	x      11,245
KEYCORP NEW			COM	493267108	  179,277	   27,581	x	 27,581
LANDMARK SVGS. BK.     	COM  	514928100	1,512,056	   97,562   x      97,562
MARSHALL & ISLEY		COM	571834100	   94,371	   11,694	x      11,694
MERCK & CO.			COM  	589331107  28,565,126	  903,102  	x     903,102
MERITOR SVGS BK PA     	COM  	590007100	   63,558	   21,400  	x      21,400
MEDQUIST			COM	584949101   5,270,316	  828,666	x     828,666
MEDCO HEALTH SOL.		COM	58405U102	1,185,625	   21,436  	x      21,436
MONSANTO 			COM	66166W101	  882,673	   11,404	x      11,404
MOTOROLA               	COM  	620076109	  103,080	   12,000  	x      12,000
MBIA INC.			COM	55262C100  18,681,324	2,407,387	x   2,407,387
NAM TAI ELEC.		COM  	629865205  10,109,961	1,872,215  	x   1,872,215
NEW YORK COMMUNITY BANC	COM  	649445103  46,799,856	4,098,061  	x   4,098,061
NEW YORK MAGIC         	COM  	629484106   1,036,584	   60,057  	x      60,057
NEWMARKET GROUP		COM	651587107     656,583	    7,057	x       7,057
NOVARTIS ADR           	COM  	66987V109	8,422,428	  167,178  	x     167,178
NY TIMES CL A.		COM	650111107   7,566,622	  931,850	x     931,850
OLD REPUBLIC           	COM  	680223104  29,309,443  	2,406,358  	x   2,406,358
PHI INC. NON-VOTE      	COM  	716604202	  704,324      34,730  	x      34,730
PFIZER INC.            	COM  	717081103  36,708,926	2,218,062  	x   2,218,062
PROVIDENT BANCORP      	COM  	74383A109  11,149,262	1,167,462  	x   1,167,462
PATTERSON ENERGY		COM	703481101	  286,900	   19,000	x	 19,000
QUESTAR CORP.          	COM  	748356102     674,202	   17,950  	x      17,950
SCHERING PLOUGH		COM 	806605101  31,473,127	1,114,093	x   1,114,093
SEABOARD CORP.         	COM  	811543107  24,286,973      18,682  	x      18,682
SLM CORP.			COM	78443P106  10,839,248	1,243,033  	x   1,243,033
SYMS CORP              	COM  	871551107	3,760,564     464,841  	x     464,841
TCF FIN'L              	COM  	872275102	  317,707      24,364  	x      24,364
THREE COM			COM  	885535104  18,897,005  	3,613,194  	x   3,613,194
TRAVELERS			COM	89417E109   4,009,611	   81,447	x      81,447
USEC INC.              	COM  	90333E108	   47,392	   10,105  	x      10,105
USG INC.			COM	903293405	3,040,860	  177,000	x	177,000
VOLVO                  	COM  	928856400	   92,240  	   10,000  	x      10,000
WYETH                  	COM  	983024100  11,714,678     241,142 	x     241,142

TOTALS                                  444,835,813  35,513,614  	   35,513,614